4. Restricted Cash (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
4. Restricted Cash (Annual)

4. Restricted Cash

Restricted cash consists of cash held in a segregated bank account at Intesa Sanpaolo Bank S.p.A. (“Intesa Sanpaolo Bank”) as collateral against the Company’s operating line of credit with Intesa Sanpaolo Bank.  The Company no longer has an operating line of credit and will apply for the release of the restricted cash.

4. Restricted Cash

Restricted cash consists of the following:

•	cash held in a segregated bank account at Intesa Sanpaolo Bank S.p.A. (“Intesa Sanpaolo Bank”) as collateral against a bank loan with Intesa Sanpaolo Bank for Multigioco. In the prior year we held funds at Wirecard Bank as a security deposit for Ulisse betting operations, this deposit was returned during the current year.
•	In the prior year, the Company maintained a $500,000 security deposit at Metropolitan Commercial Bank as security against a $500,000 line of credit, refer note 10 below.